FINANCIAL RISK MANAGEMENT - CAPITAL MANAGEMENT (Details) - New Revolving Credit Facility	3 Months Ended	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2026	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Leverage ratio, maximum			0.0500
Interest coverage ratio, minimum			0.0200
Forecast
Disclosure of detailed information about financial instruments [line items]
Interest coverage ratio, minimum	0.0225	0.0250